Borrowings - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021		Mar. 23, 2021	Mar. 22, 2021	Jan. 31, 2020	Aug. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Short-term Debt [Line Items]
Secured debt	$ 22,443,000	[1]					$ 19,176,000		$ 22,443,000	[1]	$ 16,025,000	[1]
Interest expense							6,839,000	$ 3,950,000	21,809,000		18,722,000		$ 20,091,000
Amortized debt issuance costs							609,000	521,000	2,310,000		1,945,000		1,785,000
Debt issuance costs, net	1,525,000	[1]					1,037,000		1,525,000	[1]	2,598,000	[1]
Interest expense paid							6,735,000	4,857,000	22,041,000		19,973,000		19,687,000
Interest expense paid to related party							0	137,000	137,000		561,000		560,000
Secured borrowing payable
Short-term Debt [Line Items]
Finance receivable purchased	148,900,000						165,000,000		148,900,000		79,800,000
Secured debt	22,400,000						19,200,000		22,400,000		16,000,000
Interest expense							800,000	800,000	2,700,000		2,300,000		1,700,000
Capitalized issuance costs							200,000		200,000
Amortized debt issuance costs							0	13,000	29,000		100,000		100,000
Debt issuance costs, net	0						0		0		29,000
Senior debt | Revolving Line Of Credit, Maturing February 2022, OppFi-LLC
Short-term Debt [Line Items]
Capitalized issuance costs								300,000	300,000
Amortized debt issuance costs								21,000	21,000		24,000		200,000
Debt issuance costs, net	0								0		21,000
Interest expense paid								35,000	35,000		200,000		300,000
Senior debt | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC
Short-term Debt [Line Items]
Interest expense							2,500,000	1,300,000	7,300,000		7,400,000		11,700,000
Capitalized issuance costs							2,100,000		2,100,000
Amortized debt issuance costs							200,000	200,000	700,000		700,000		900,000
Debt issuance costs, net	800,000						600,000		800,000		1,500,000
Senior debt | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Short-term Debt [Line Items]
Interest expense							1,100,000	600,000	3,500,000		3,400,000		2,100,000
Capitalized issuance costs							1,500,000		1,500,000
Amortized debt issuance costs							200,000	100,000	500,000		400,000		200,000
Debt issuance costs, net	400,000						200,000		400,000		500,000
Senior debt | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC
Short-term Debt [Line Items]
Interest expense							800,000	400,000	2,400,000		2,300,000		1,400,000
Capitalized issuance costs							900,000		900,000
Amortized debt issuance costs							100,000	100,000	300,000		300,000		200,000
Debt issuance costs, net	100,000						14,000		100,000		400,000
Senior debt | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Short-term Debt [Line Items]
Interest expense							100,000	100,000	400,000		500,000		200,000
Capitalized issuance costs							900,000		900,000
Amortized debt issuance costs							46,000	100,000	400,000		200,000		100,000
Debt issuance costs, net	300,000						300,000		300,000		100,000
Senior debt | Term loan, net
Short-term Debt [Line Items]
Interest expense							1,500,000	700,000	5,300,000		2,600,000		2,600,000
Capitalized issuance costs							2,300,000		2,300,000
Amortized debt issuance costs							100,000	100,000	400,000		200,000		200,000
Debt issuance costs, net	1,400,000						1,300,000		1,400,000		300,000
Principal amount of debt	$ 50,000,000						$ 50,000,000		$ 50,000,000		15,000,000
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing February 2022, OppFi-LLC
Short-term Debt [Line Items]
Basis spread on variable rate									2.50%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC
Short-term Debt [Line Items]
Basis spread on variable rate					6.00%		6.00%		6.00%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Short-term Debt [Line Items]
Basis spread on variable rate							7.25%		7.25%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC
Short-term Debt [Line Items]
Basis spread on variable rate							7.25%		7.25%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Short-term Debt [Line Items]
Basis spread on variable rate	3.85%					4.25%	3.85%		3.85%
Senior debt | London Interbank Offered Rate (LIBOR) | Term loan, net
Short-term Debt [Line Items]
Basis spread on variable rate			10.00%	14.00%			10.00%		10.00%
Senior debt | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Short-term Debt [Line Items]
Basis spread on variable rate							0.11%
Subordinated debt - related party
Short-term Debt [Line Items]
Interest expense paid to related party								$ 100,000	$ 100,000		$ 600,000		$ 600,000

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.